Note 12 - Mezzanine Equity	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Mezzanine Equity [Text Block]
12.	Mezzanine Equity

A discussion of the Company's Mezzanine equity can be found in the Company's annual financial statements for the fiscal year ended
December 31, 2016
which have been filed with the Securities and Exchange Commission on Form
20
-F on
March 14, 2017.

The following table summarizes the activity in mezzanine equity since
December 31, 2016:

Series B convertible preferred stock	Total
Balance December 31, 2016	1,741
Conversions of Series B convertible preferred stock to common stock	(1,372)
Balance June 30, 2017	369

During the period ended
June 30, 2017
the Company issued
23,331
common shares upon the conversion of
1,660
Series B convertible preferred shares. As of
June 30, 2017
there are
446
Series B convertible preferred stock outstanding, pursuant to conversions of Series B convertible preferred stock to common stock from
February 6
to
June 30, 2017.